Related Party Transactions - Schedule of Key Management Personnel Compensation, Including Directors (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Short-term benefits	$ 7,402	$ 6,836
Post-employment benefits	56	55
Equity settled stock based compensation (a non-cash expense)	3,559	3,427
Total executive compensation	17,018	10,346
Performance share units (PSUs) [member]
Disclosure of transactions between related parties [line items]
Equity settled stock based compensation (a non-cash expense)	$ 6,001	$ 28